CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Total	Total shareholders' equity	Common shares (note 26)	Preferred shares (note 26)	Contributed surplus	Accumulated deficit	AOCI (note 23)	Non-controlling interests
Balance, beginning of year at Dec. 31, 2020			$ 6,723	$ 1,077	$ 383	$ (1,192)	$ 50	$ 620
Increase (Decrease) in Stockholders' Equity
Exercise of share options			15		(2)
Deferred taxes on share issuance costs			(3)	(1)
Redemption of preferred shares (note 26)				0
Share options expense					7
Net income applicable to controlling interests	$ 283					283
Common share dividends						(281)
Preferred share dividends						(53)
Loss on redemption of preferred shares (note 26)						0
Other comprehensive income (loss)	(57)						(57)
Purchase of remaining non-controlling interest in subsidiaries (note 3)							0
Net income applicable to non-controlling interests	57							57
Foreign currency translation adjustments								6
Contributions from non-controlling interests to subsidiaries								1
Distributions by subsidiaries to non-controlling interests								(32)
Purchase of remaining non-controlling interest in subsidiaries (note 3)					0
Acquisition of non-controlling interests through Petrogas Acquisition (note 3)								0
Balance, end of year at Dec. 31, 2021	7,601	$ 6,949	6,735	1,076	388	(1,243)	(7)	652
Increase (Decrease) in Stockholders' Equity
Exercise of share options			28		(3)
Deferred taxes on share issuance costs			(2)	0
Redemption of preferred shares (note 26)				(490)
Share options expense					3
Net income applicable to controlling interests	523					523
Common share dividends						(298)
Preferred share dividends						(40)
Loss on redemption of preferred shares (note 26)	(84)					(84)
Other comprehensive income (loss)	631						628
Purchase of remaining non-controlling interest in subsidiaries (note 3)							5
Net income applicable to non-controlling interests	50							50
Foreign currency translation adjustments								3
Contributions from non-controlling interests to subsidiaries								0
Distributions by subsidiaries to non-controlling interests								(21)
Acquisition of non-controlling interests through Petrogas Acquisition (note 3)								(522)
Balance, end of year at Dec. 31, 2022	$ 7,618	$ 7,456	$ 6,761	$ 586	$ 625	$ (1,142)	$ 626	$ 162